EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EARNINGS PER SHARE
Net profit/(loss) for the period attributable to ordinary equity holders from continuing operations	$ (35,033)	$ (228,961)	$ 40,942
Net loss for the period attributable to ordinary equity holders from continuing operations, basic	(35,033)	(228,961)	40,941
Net loss for the period attributable to ordinary equity holders from continuing operations, diluted	$ (35,033)	$ (228,961)	$ 40,941
Finance Weighted average number of ordinary shares in issue	503,917	473,930	397,513
Diluted number of ordinary shares in issue	503,917	473,930	415,201
Basic earnings/(loss) per share for continuing operations ($USD)	$ (0.07)	$ (0.48)	$ 0.10
Diluted earnings/(loss) per share for continuing operations ($USD)	$ (0.07)	$ (0.48)	$ 0.1